CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	125,089,231	113,065,725
Common stock, shares outstanding	125,089,231	113,065,725